Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of inventories	Inventories consisted of the following:

	December 31,
(in millions)	2018	2017
Finished goods	$186	$172
Raw materials	105	98
In-process inventories	12	22
Parts and supplies	77	77
Total Inventories	$380	$369

Schedule of lives used in computing depreciation for depreciable assets and components of property, plant and equipment
The lives used in computing depreciation for significant asset classes are as follows:

Asset	Range of Useful Lives, in Years
Land improvements	15 to 30
Buildings	20 to 30
Machinery and equipment	5 to 30
Other	5 to 30

Property, plant and equipment consisted of the following:

	December 31,
(in millions)	2018	2017
Land and improvements	$43	$47
Buildings	82	83
Machinery and equipment	3,739	3,719
Other	203	155
	4,067	4,004
Less: Accumulated depreciation	1,637	1,431
Total Property, plant and equipment, net	$2,430	$2,573

Effect of the change to Condensed Consolidated Balance Sheet
The following table displays the effect of the changes to the Consolidated Balance Sheet as of December 31, 2018 for the adoption of ASC 606. The Company’s Consolidated Statement of Cash Flows was not impacted due to the adoption of ASC 606 for the period ended December 31, 2018.

(in millions)	December 31, 2018
	As Reported	Balances without adoption of ASC 606	Effect of change
Assets
Accounts Receivable	$169	$124	$45
Liabilities
Deferred Revenue (1)	$69	$24	$45
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(1)	Deferred Revenues are recorded within the Other Current Liabilities financial statement line item.